Average Annual Total Returns		12 Months Ended	18 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		16.64%	15.72%
Performance Inception Date	Jun. 25, 2024
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.23%	15.33%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.12%	12.06%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	17.44%